Stockholders' equity (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2009
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock		$ 1,500
Common stock repurchased during period		134
Preferred stock authorized for sale	$ 100